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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one): [ ] is a restatement.

                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMGI, Inc.
100 Brickstone Square
Andover, MA 01810


Form 13F File Number:  028-05757



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Andrew J. Hajducky, III

Executive Vice President, Chief Financial Officer and Treasurer
(978) 684-3600



Signature, Place and Date of Signing:




/s/ Andrew J. Hajducky, III
--------------------------------
Andover, Massachusetts
August 11, 2000

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)


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                              Form 13F SUMMARY PAGE

                          REPORTING MANAGER: CMGI, Inc.

Report Summary:

Number of Other Included Managers: 3

Form 13F Information Table Entry Total:     28
                                         ---------

Form 13F Information Table Value Total: $5,198,068 (thousands)
                                        ----------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. CMG@Ventures, Inc.              File No. 028-05751

2. CMG@Ventures Capital Corp.      File No. 028-05755

3. CMG@Ventures Securities Corp.   File No. 028-05763


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                           FORM 13F INFORMATION TABLE
                          REPORTING MANAGER: CMGI, Inc.


                                                     ITEM 4:        ITEM 5:
                                                      FAIR          SHARES                                           ITEM 8:
                             ITEM 2:       ITEM 3:   MARKET           OR                ITEM 6:                 VOTING AUTHORITY
         ITEM 1:            TITLE OF        CUSIP    VALUE       PRINCIPAL        SH/  INVESTMENT   ITEM 7:  (A)      (B)      (C)
      NAME OF ISSUER         CLASS         NUMBER    (000)          AMOUNT       PRN   DISCRETION  MANAGERS  SOLE    SHARED    NONE

Akamai Technologies,           COM        00971T101   29,684        250,000       SH   SOLE                  250,000
  Inc.
Critical Path, Inc.            COM        22674V100   767           13,158        SH   DEFINED         1     13,158
Critical Path, Inc.            COM        22674V100   75,960        1,302,645     SH   DEFINED         2     1,302,645
eMachines, Inc.                COM        29076P102   2,956         1,100,056     SH   DEFINED               1,100,056
Engage, Inc.                   COM        292827102   2,000,640     154,638,839   SH   SOLE                  154,638,839
Hollywood Entertainment        COM        436141105   18,332        2,327,934     SH   SOLE                  2,327,934
  Corporation
Hollywood Entertainment        COM        436141105   160           20,297        SH   DEFINED         1     20,297
  Corporation
Hollywood Entertainment        COM        436141105   15,824        2,009,378     SH   DEFINED         2     2,009,378
  Corporation
Lycos, Inc.                    COM        550818108   209,373       3,877,276     SH   SOLE                  3,877,276
Lycos, Inc.                    COM        550818108   184,668       3,419,777     SH   DEFINED         1     3,419,777
Lycos, Inc.                    COM        550818108   271,250       5,023,156     SH   DEFINED         2     5,023,156
Lycos, Inc.                    COM        550818108   115,952       2,147,258     SH   DEFINED         3     2,147,258
Mail.com, Inc.                 COM        560311102   573           100,669       SH   DEFINED               100,669
marchFIRST, Inc.               COM        966834103   21            1,126         SH   SOLE                  1,126
marchFIRST, Inc.               COM        966834103   278           15,243        SH   DEFINED         1     15,243
marchFIRST, Inc.               COM        966834103   2,034         111,468       SH   DEFINED         3     111,468
Marketing Services             COM        570907105   9,994         2,252,061     SH   SOLE                  2,252,061
  Group, Inc.

NaviSite, Inc.                 COM        63935M109   1,677,349     40,115,979    SH   SOLE                  40,115,979
Netcentives, Inc.              COM        64108P101   31,560        1,694,492     SH   SOLE                  1,694,492
Open Market, Inc.              COM        68370M100   1,747         126,473       SH   SOLE                  126,473
priceline.com                  COM        741503106   190           5,000         SH   DEFINED               5,000
  Incorporated
PRIMEDIA Inc.                  COM        74157K101   182,000       8,000,000     SH   SOLE                  8,000,000
Value America, Inc.            COM        92038N102   14            13,000        SH   DEFINED               13,000
Ventro Corporation             COM        163595101   17,401        921,908       SH   DEFINED         2     921,908
Vicinity Corporation           COM        925653107   108,193       5,513,024     SH   DEFINED         1     5,513,024
Virage, Inc.                   COM        92763Q106   19,466        1,077,708     SH   DEFINED               1,077,708
Yahoo! Inc.                    COM        984332106   71,709        578,885       SH   DEFINED         1     578,885
Yahoo! Inc.                    COM        984332106   149,973       1,210,682     SH   DEFINED         3     1,210,682
